Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/03

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    __Bowman Financial Management Co., Inc.___
Address: __1013 N. Calvert Street__________________
         __Baltimore, MD. 21202____________________
         __________________________________________

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: ___Bernard Smith__________________________
Title: __System Administrator___________________
Phone: __410-685-0234___________________________

Signature, Place, and Date of Signing:
_Bernard Smith________Baltimore, Maryland__________08/20/03
 [Signature] 		  [City, State] 	     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number 		Name
28-____________ 			_____________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 73
Form 13F Information Table Value Total: $96,038,568.60

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 			Name
____ 		28-____________ 				________

Form 13F INFORMATION TABLE
Name              CLASS	 CUSIP	   Value AMT  Inv.Desc. Other Man. Author.

CVS Corp. Delaware  CS  126650100   344,769.00   12,300  Y       N   Sole
Dollar General      CS  256669102 1,001,867.49   54,866  Y       N   Sole
Lowes Companies Inc CS  548661107 2,068,052.68   48,150  Y       N   Sole
Manpower            CS  56418H100   637,948.00   17,200  Y       N   Sole
Proctor & Gamble    CS  74271810  2,163,150.08   24,256  Y       N   Sole
Target Corp.        CS  87612E106 1,958,275.02   51,751  Y       N   Sole
Wal-Mart Stores Inc CS  93114210  3,413,734.02   63,606  Y       N   Sole
Walgreen            CS  931422109   629,090.00   20,900  Y       N   Sole
American Tower Corp CS	029912201   461,970.00   52,200  Y	 N   Sole
ADP                 CS  053015103   902,030.40	 26,640  Y 	 N   Sole
Computer Science    CS	205363104   666,756.92	 17,491  Y       N   Sole
Concord EFS Inc.    CS  206197105   630,752.00   42,850  Y       N   Sole
Convergys Corp      CS  212485106   751,200.00   46,950  Y       N   Sole
Emerson Electric    CS	29101110  2,839,627.00	 55,570  Y	 N   Sole
General Electric    CS	369604103 2,466,292.63	 85,993  Y	 N   Sole
3M	            CS  604059105   880,417.48    6,826  Y       N   Sole
Molex Inc. Class A  CS	608554200   905,749.82   39,125  Y	 N   Sole
Service Masters     CS  81760N109   143,369.30   13,399  Y       N   Sole
United Parcel Svc.  CS  911312106   273,910.00    4,300  Y       N   Sole
Abbott Laboratories CS  00282410  2,618,029.52   59,827  Y       N   Sole
Amgen               CS  031162100 2,397,908.10   36,365  Y       N   Sole
Anthem Inc.         CS  ATH         279,437.30    3,622  Y       N   Sole
Biomet Inc.         CS  0806131D0   980,116.30   34,150  Y       N   Sole
Bristol Myers       CS  110122108   513,135.00   18,900  Y       N   Sole
Cardinal Health     CS  14149Y10  3,229,475.49   50,225  Y       N   Sole
Caremark Rx, Inc.   CS  141705103   543,106.32   21,149  Y       N   Sole
Johnson & Johnson   CS  47816010  2,252,569.00   43,570  Y       N   Sole
Lilly               CS  532457108   588,314.10    8,530  Y       N   Sole
Merck & Co.         CS  589331107   695,719.50   11,490  Y       N   Sole
Pfizer              CS  717081103   876,323.15   25,661  Y       N   Sole
Quest Diagnostics   CS  74834L100 1,521,630.00   23,850  Y       N   Sole
Agilent Tech.       CS  00846U101 1,273,017.80   65,116  Y       N   Sole
Atmel Corp          CS  04951310    987,552.00  388,800  Y       N   Sole
Cisco Systems       CS  17275R102 1,237,423.00   73,700  Y       N   Sole
Fiserv              CS  337738108   349,468.00    9,800  Y       N   Sole
HP / Compaq         CS  HPQ         729,200.18   34,234  Y       N   Sole
IBM                 CS  459200101 1,161,352.50   14,077  Y       N   Sole
Intel Corp.         CS  45814010    843,637.40   40,540  Y       N   Sole
Microsoft Corp      CS  59491810    955,346.40   37,260  Y       N   Sole
Oracle Systems      CS  68389X105 1,678,865.89  139,789  Y       N   Sole
Solectron           CS  834182107   416,636.00  111,400  Y       N   Sole
Sungard Data Sys    CS  867363103   230,599.00    8,900  Y       N   Sole
Pepsico Inc.        CS  713448108   322,625.00    7,250  Y       N   Sole
Sysco  Corp         CS  87182910    767,401.84   25,546  Y       N   Sole
AT&T Wireless Group CS  001957406 1,373,179.97  167,257  Y       N   Sole
Bellsouth Corp.     CS  079860102   627,615.84   25,568  Y       N   Sole
Comcast corp.       CS  200300200 2,185,846.00   75,400  Y       N   Sole
SBC Communications  CS  783876103   834,386.35   32,657  Y       N   Sole
Verizon             CS  077853109 1,426,472.55   36,159  Y       N   Sole
Vodafone Airtouch   CS  92857T107 1,186,368.75   60,375  Y	 N   Sole
Dominion Resources  CS  257470104 1,113,675.71   17,328  Y	 N   Sole
Chevron/Texaco      CS  166764100   399,266.00    5,530  Y       N   Sole
Exxon/Mobil Corp    CS  30229010  2,342,840.22   65,242  Y       N   Sole
Halliburton Co      CS  406216101 1,629,895.00   70,865  Y       N   Sole
Royal Dutch         CS  780257804   211,281.84    4,532  Y       N   Sole
Transocean Sedco    CS  G90078109   280,954.30   12,788  Y       N   Sole
American Intern.    CS  026874107 2,390,287.53   43,318  Y       N   Sole
Bank of America     CS  06605F102 1,404,755.19   17,774  Y       N   Sole
Citigroup           CS  17296701  1,393,608.96   32,560  Y       N   Sole
Fannie Mae          CS  31358610  1,335,961.78   26,314  Y       N   Sole
Federal Home Loan   CS  313400301 2,022,593.04   29,991  Y       N   Sole
First Data Corp     CS  319963104   795,233.60   19,190  Y       N   Sole
JP Morgan Chase     CS  616880100   344,012.94   10,064  Y       N   Sole
MBNA Corp           CS  55262L100   268,440.04   12,881  Y       N   Sole
US Bancorp          CS  902973304   233,607.50    9,535  Y       N   Sole
Wachovia Corp.      CS  929903102   835,643.52   20,912  Y       N   Sole
Wells Fargo         CS  949746101   352,800.00    7,000  Y       N   Sole
Duke-Weeks Realty   CS  264411505   961,495.00   34,900  Y       N   Sole
Federal Realty Inv. CS  313747206   278,400.00    8,700  Y       N   Sole
Simon Property      CS  828806109   811,824.00   20,800  Y       N   Sole
Wash. Real Estate   CS  939653101   228,480.00    8,400  Y       N   Sole
Aflac               CS  001055102   789,291.00   25,668  Y       N   Sole
Marsh & Mclennan  CS  571748102 17,392,501.34   340,562  Y       N   Sole


Total Value: $96,038,568.60